Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Accounts receivable (Note 8)	$ (62)	$ (72)
Due from related parties	(84)	(56)
Materials and supplies (Note 9)	(10)	(2)
Prepaid expenses and other assets (Note 9)	14	(5)
Other long-term assets (Note 13)	(14)	1
Accounts payable	20	22
Accrued liabilities	193	67
Due to related parties	30	(3)
Accrued interest (Note 14)	30	(5)
Long-term accounts payable and other long-term liabilities (Note 15)	6	8
Post-retirement and post-employment benefit liability	77	39
Changes in non-cash balances related to operations, Total	200	(6)
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(2,380)	(1,986)
Capital investments in intangible assets	(128)	(122)
Capital investments	(2,508)	(2,108)
Reconciling items in property, plant and equipment	58	44
Reconciling items in intangible assets	(3)	2
Reconciling items	55	46
Cash outflow for capital expenditures – property, plant and equipment	(2,322)	(1,942)
Cash outflow for capital expenditures – intangible assets	(131)	(120)
Cash outflow for capital expenditures	(2,453)	(2,062)
Net interest paid	581	517
Income taxes paid	$ 43	$ 33